CRITICAL ACCOUNTING JUDGEMENTS AND KEY SOURCES OF ESTIMATION UNCERTAINTY - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Liabilities arising from insurance contracts and participating investment contracts		£ 106,893	£ 123,423
Retirement benefit assets		3,823	4,531
Net defined benefit liability		126	230
Other provisions		1,809	2,092
Financial assets, at fair value		228,516	256,959
Financial liabilities, at fair value		84,772	86,223
Intangible assets		4,786	£ 4,196
Legal proceedings contingent liability
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Increase in current tax liability		875
Decrease in deferred tax asset		£ 295
Capitalised software enhancements £m
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Remaining amortisation period of intangible assets material to entity		4 years 6 months	4 years 8 months 12 days
Capitalised software enhancements £m | One year decrease in estimated useful life
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Amortisation charge for the year	£ 200
Accumulated amortisation
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Intangible assets		£ 7,863	£ 7,161	£ 6,660
Amortisation charge for the year		903	962
Capitalised software enhancements £m
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Intangible assets		4,060	3,435
Capitalised software enhancements £m | Accumulated amortisation
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Intangible assets		3,656	3,016	£ 2,585
Amortisation charge for the year		833	892
Regulatory and legal provisions £m
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Other provisions		803	1,156
Defined benefit pension schemes
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Net defined benefit asset		3,732	4,404
Retirement benefit assets		3,823	4,531
Net defined benefit liability		91	127
In-Force
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Value of in-force insurance and participating investment contracts		5,244	5,317
Acquired Value of Inforce Nonparticipating Investment Contracts		£ 175	£ 197